THE ADVISORS' INNER CIRCLE FUND II

                           REAVES SELECT RESEARCH FUND
                            INSTITUTIONAL SHARE CLASS
                                  (THE "FUND")

                         SUPPLEMENT DATED JULY 17, 2009
                                     TO THE
                PROSPECTUS DATED NOVEMBER 28, 2008 ("PROSPECTUS")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

On Page 18 of the Fund's Prospectus, in the second paragraph under the heading "By Telephone" with respect to the section entitled "How to Sell Your Fund Shares," the telephone number is hereby corrected to read, "1-866-342-7058."



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


                                                                 WHR-SK-007-0100